LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Schedule of components of long-term obligations

	2015	2014
Accrued royalties	$35,451	$22,101
Other	8,902	4,507
	$44,353	$26,608